REPURCHASE AGREEMENT (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2021
Repurchase Agreement
Exchange of shares	40,000
Reduction in paid-in-capital for repurchase		$ 80,000